28. Equity	6 Months Ended
Jun. 30, 2020
Equity
Equity
28.	Equity
28.1.	Share capital (net of share issuance costs)

As of June 30, 2020, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

As of June 30, 2020 and December 31, 2019, the Company held treasury shares, of which 222,760 are common shares and 72,909 are preferred shares.

28.2.	Distributions to shareholders

As a result of the COVID-19 pandemic and restrictions recommended by the World Health Organization and imposed by authorities regarding agglomerations and meetings, the Company’s Board of Directions approved the postponement of the General Shareholders Meeting to July 22, 2020 and the payment of the remaining dividends based on the 2019 earnings. This postponement is one of the measures adopted by the Company to preserve its cash, due to the pandemic of COVID-19 and the shock of oil prices.

As of June 30, 2020, the consolidated balance of dividends payable, within consolidated statement of financial position, based on the 2019 earnings, bearing interest at Selic rate (Brazilian short-term interest rate), is US$ 360.

28.3.	Earnings per share
		Jan-Jun/2020			Jan-Jun/2019

	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	(5,781)	(4,351)	(10,132)	3,355	2,526	5,881
Continuing operations	(5,781)	(4,351)	(10,132)	3,272	2,463	5,735
Discontinued operations	−	−	−	83	63	146

Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261

Basic and diluted earnings (losses) per share - in U.S. dollars	(0.78)	(0.78)	(0.78)	0.45	0.45	0.45
Continuing operations	(0.78)	(0.78)	(0.78)	0.44	0.44	0.44
Discontinued operations	−	−	−	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	(1.56)	(1.56)	(1.56)	0.90	0.90	0.90
Continuing operations	(1.56)	(1.56)	(1.56)	0.88	0.88	0.88
Discontinued operations	−	−	−	0.02	0.02	0.02

	Apr-Jun/2020			Apr-Jun/2019

	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	(238)	(179)	(417)	2,744	2,067	4,811
Continuing operations	(238)	(179)	(417)	2,713	2,043	4,756
Discontinued operations	−	−	−	31	24	55

Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261

Basic and diluted earnings (losses) per share - in U.S. dollars	(0.03)	(0.03)	(0.03)	0.37	0.37	0.37
Continuing operations	(0.03)	(0.03)	(0.03)	0.36	0.36	0.36
Discontinued operations	−	−	−	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	(0.06)	(0.06)	(0.06)	0.74	0.74	0.74
Continuing operations	(0.06)	(0.06)	(0.06)	0.72	0.72	0.72
Discontinued operations	−	−	−	0.02	0.02	0.02
(*) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings (losses) per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings (losses) are identical as the Company has no potential shares in issue.